Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.19%
Aerospace & Defense–2.46%
Airbus SE (France)	167,437	$33,664,056
Howmet Aerospace, Inc.	128,097	23,027,998
Northrop Grumman Corp.	42,810	24,684,674
		81,376,728
Agricultural & Farm Machinery–1.19%
Deere & Co.	75,077	39,368,127
Application Software–2.43%
Intuit, Inc.	58,818	46,179,777
Salesforce, Inc.	131,640	34,006,561
		80,186,338
Asset Management & Custody Banks–1.17%
BlackRock, Inc.	34,853	38,547,767
Biotechnology–0.86%
AbbVie, Inc.	150,492	28,445,998
Building Products–1.61%
Carlisle Cos., Inc.(b)	74,316	26,360,628
Johnson Controls International PLC	254,720	26,745,600
		53,106,228
Communications Equipment–1.23%
Cisco Systems, Inc.	595,203	40,521,420
Construction Materials–0.92%
CRH PLC	318,729	30,422,683
Consumer Finance–2.17%
American Express Co.	109,214	32,688,842
Capital One Financial Corp.	180,792	38,870,280
		71,559,122
Consumer Staples Merchandise Retail–1.98%
Walmart, Inc.	668,760	65,525,105
Data Center REITs–0.86%
Digital Realty Trust, Inc.	160,210	28,267,452
Distillers & Vintners–0.36%
Constellation Brands, Inc., Class A	70,784	11,823,759
Diversified Banks–5.43%
Bank of America Corp.	794,059	37,535,169
JPMorgan Chase & Co.	320,944	95,076,451
Wells Fargo & Co.	581,537	46,889,328
		179,500,948
Electric Utilities–1.20%
PPL Corp.	1,109,419	39,595,164
Electrical Components & Equipment–3.25%
Emerson Electric Co.	307,500	44,744,325
Hubbell, Inc.	64,669	28,291,394
Rockwell Automation, Inc.	97,543	34,306,849
		107,342,568
Shares		Value
Electronic Manufacturing Services–1.26%
TE Connectivity PLC (Switzerland)	202,491	$41,662,523
Financial Exchanges & Data–1.17%
Cboe Global Markets, Inc.	159,662	38,484,928
Food Distributors–0.81%
Sysco Corp.	335,661	26,718,616
Health Care Distributors–1.05%
McKesson Corp.	50,193	34,810,853
Health Care Equipment–1.78%
Medtronic PLC	311,411	28,101,728
Stryker Corp.	78,401	30,790,425
		58,892,153
Health Care Services–0.66%
CVS Health Corp.	352,918	21,916,208
Home Improvement Retail–1.53%
Lowe’s Cos., Inc.	226,451	50,627,650
Hotels, Resorts & Cruise Lines–1.94%
Marriott International, Inc., Class A	113,034	29,821,760
Royal Caribbean Cruises Ltd.(b)	107,818	34,272,108
		64,093,868
Household Products–1.84%
Procter & Gamble Co. (The)	404,520	60,868,124
Industrial Machinery & Supplies & Components–1.36%
Parker-Hannifin Corp.	61,505	45,015,510
Industrial REITs–1.30%
Prologis, Inc., REIT	401,500	42,872,170
Insurance Brokers–1.07%
Marsh & McLennan Cos., Inc.	177,334	35,324,933
Integrated Oil & Gas–1.29%
Chevron Corp.	281,776	42,728,513
Integrated Telecommunication Services–0.95%
AT&T, Inc.	1,147,491	31,452,728
Interactive Media & Services–7.09%
Alphabet, Inc., Class A	768,233	147,423,912
Meta Platforms, Inc., Class A	112,313	86,867,367
		234,291,279
Investment Banking & Brokerage–1.47%
Charles Schwab Corp. (The)	495,571	48,432,154
IT Consulting & Other Services–0.79%
Accenture PLC, Class A (Ireland)	97,100	25,935,410
Life Sciences Tools & Services–1.41%
Danaher Corp.	112,893	22,257,984
Lonza Group AG (Switzerland)	34,645	24,146,487
		46,404,471
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Managed Health Care–0.34%
UnitedHealth Group, Inc.	44,972	$11,223,212
Multi-line Insurance–1.22%
American International Group, Inc.	521,039	40,448,258
Multi-Utilities–0.77%
Ameren Corp.	251,641	25,448,454
Oil & Gas Exploration & Production–1.33%
ConocoPhillips	460,694	43,922,566
Oil & Gas Storage & Transportation–0.74%
Cheniere Energy, Inc.	102,888	24,269,221
Paper & Plastic Packaging Products & Materials–0.58%
Smurfit WestRock PLC	431,856	19,165,769
Pharmaceuticals–3.45%
Bristol-Myers Squibb Co.	493,018	21,352,610
Eli Lilly and Co.	63,423	46,937,460
Johnson & Johnson	183,925	30,299,804
Sanofi S.A., ADR	338,906	15,467,670
		114,057,544
Property & Casualty Insurance–0.86%
Hartford Insurance Group, Inc. (The)	228,100	28,373,359
Rail Transportation–1.40%
Union Pacific Corp.	208,817	46,351,110
Restaurants–1.24%
McDonald’s Corp.	136,114	40,843,728
Semiconductor Materials & Equipment–0.60%
ASML Holding N.V., New York Shares (Netherlands)	28,283	19,648,483
Semiconductors–9.76%
Broadcom, Inc.	362,846	106,567,870
NVIDIA Corp.	1,037,960	184,621,945
Texas Instruments, Inc.	172,183	31,175,454
		322,365,269
Soft Drinks & Non-alcoholic Beverages–0.61%
Keurig Dr Pepper, Inc.	614,683	20,069,400
Specialty Chemicals–0.57%
DuPont de Nemours, Inc.	261,338	18,790,202
Shares		Value
Systems Software–10.02%
Microsoft Corp.	509,721	$271,936,153
Oracle Corp.	232,536	59,010,661
		330,946,814
Technology Hardware, Storage & Peripherals–4.25%
Apple, Inc.	677,046	140,534,438
Telecom Tower REITs–1.07%
American Tower Corp.	170,292	35,487,150
Tobacco–1.44%
Philip Morris International, Inc.	290,591	47,671,454
Transaction & Payment Processing Services–2.05%
Visa, Inc., Class A	195,646	67,589,824
Total Common Stocks & Other Equity Interests (Cost $1,928,895,641)		3,243,327,753
Money Market Funds–1.70%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d)	19,615,595	19,615,595
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	36,558,868	36,558,868
Total Money Market Funds (Cost $56,174,463)		56,174,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,985,070,104)		3,299,502,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.31%
Invesco Private Government Fund, 4.32%(c)(d)(e)	12,013,831	12,013,831
Invesco Private Prime Fund, 4.46%(c)(d)(e)	31,283,366	31,289,623
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,303,592)		43,303,454
TOTAL INVESTMENTS IN SECURITIES–101.20% (Cost $2,028,373,696)		3,342,805,670
OTHER ASSETS LESS LIABILITIES—(1.20)%		(39,727,200)
NET ASSETS–100.00%		$3,303,078,470
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,117,766	$118,334,545	$(109,836,716)	$-	$-	$19,615,595	$452,056
Invesco Treasury Portfolio, Institutional Class	20,777,186	219,764,156	(203,982,474)	-	-	36,558,868	840,752
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,825,955	69,003,102	(59,815,226)	-	-	12,013,831	151,184*
Invesco Private Prime Fund	7,326,238	144,468,473	(120,504,670)	(138)	(280)	31,289,623	400,933*
Total	$42,047,145	$551,570,276	$(494,139,086)	$(138)	$(280)	$99,477,917	$1,844,925

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,185,517,210	$57,810,543	$—	$3,243,327,753
Money Market Funds	56,174,463	43,303,454	—	99,477,917
Total Investments	$3,241,691,673	$101,113,997	$—	$3,342,805,670
Invesco Rising Dividends Fund